Pension And Postretirement Benefits (Other Changes Recognized in Other Comprehensive Income) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accumulated Other Comprehensive (Income) Loss, Defined Benefit Plan, after Tax [Roll Forward]
Prior service (cost) credit	$ 2,250	$ 3,457	$ 830
Amortization of prior service credit	(1,841)	(1,459)	(1,322)
Pension Benefits
Accumulated Other Comprehensive (Income) Loss, Defined Benefit Plan, after Tax [Roll Forward]
Balance at beginning of year	361	447	571
Prior service (cost) credit	250	0	(37)
Amortization of prior service credit	(86)	(86)	(87)
Total recognized in other comprehensive (income) loss	164	(86)	(124)
Balance at end of year	525	361	447
Postretirement Benefits
Accumulated Other Comprehensive (Income) Loss, Defined Benefit Plan, after Tax [Roll Forward]
Balance at beginning of year	8,171	6,086	6,456
Prior service (cost) credit	2,001	3,457	864
Amortization of prior service credit	(1,756)	(1,372)	(1,234)
Total recognized in other comprehensive (income) loss	245	2,085	(370)
Balance at end of year	$ 8,416	$ 8,171	$ 6,086